CASH, CASH EQUIVALENTS AND BALANCES WITH BANKS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash, cash equivalents and balances with banks
	R$ thousands
	On December 31, 2023	On December 31, 2022
Cash and due from banks in domestic currency	14,765,830	14,428,309
Cash and due from banks in foreign currency	2,566,314	6,120,063
Reverse repurchase agreements (1) (a)	145,253,145	97,635,695
Discretionary deposits at the Central Bank	24,205,291	8,001,354
Cash and cash equivalents	186,790,580	126,185,421
Compulsory deposits with the Central Bank (2)	109,516,537	93,972,029
Cash, cash equivalents and balances with banks (b)	296,307,117	220,157,450
Cash and balances with banks (b) - (a)	151,053,972	122,521,755
(1)	Refers to operations whose maturity on the effective investment date is equal to or less than 90 days and present an insignificant risk of change. In the statement of financial position these are presented as ‘loans and advances to financial institutions’ – refer to note 10; and
(2)	Compulsory deposits with the Central Bank of Brazil refers to a minimum balance that financial institutions must maintain at the Central Bank of Brazil based on a percentage of deposits received from third parties.